UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 147.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.9%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$574,832
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,052,824
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	300,597
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	250	296,540
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,060	1,220,972

		$3,445,765

Education — 19.0%
Miami University, 5.00%, 9/1/33	$1,000	$1,148,800
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	473,383
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,375,612
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,170,570
Ohio State University, 5.00%, 12/1/28	480	621,274
Ohio State University, 5.00%, 12/1/30	1,605	2,089,758
University of Cincinnati, 5.00%, 6/1/34	500	573,020
Wright State University, 5.00%, 5/1/31	750	844,965

		$8,297,382

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$532,143
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	569,855

		$1,101,998

Escrowed/Prerefunded — 2.0%
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	$500	$532,175
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	209,587
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	27,186
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	96,138

		$865,086

General Obligations — 22.2%
Barberton City School District, 4.50%, 12/1/33	$900	$959,544
Beavercreek City School District, 5.00%, 12/1/30	1,750	2,026,640
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,262,013
Columbus City School District, 5.00%, 12/1/29	1,000	1,170,460
Cuyahoga County, 4.00%, 12/1/37	500	526,740
Dayton, 4.00%, 12/1/30	500	534,180
Huber Heights City School District, 4.75%, 12/1/25	595	681,251
Maple Heights City School District, 5.00%, 1/15/37	820	913,669
Ohio, 4.50%, 2/1/32	400	453,440
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,180,060

		$9,707,997

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.3%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$558,755
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	880,088
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	891,142
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	536,265
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	555,835
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	885,672
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	569,505
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,168,290
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	628,488

		$6,674,040

Housing — 8.2%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$770	$802,371
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	85	87,087
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 5.00%, 9/1/31	50	51,513
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,646,950

		$3,587,921

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$554,978

		$554,978

Insured-Education — 12.3%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$851,078
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,165,650
Kent State University, (AGC), 5.00%, 5/1/29	465	528,128
Miami University, (AMBAC), 3.25%, 9/1/26	635	650,056
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,648,890
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	549,630

		$5,393,432

Insured-Electric Utilities — 12.7%
American Municipal Power-Ohio, Inc. (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,144,730
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	399,020
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	611,020
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	538,177
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,887,840
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	214,677
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	255,645
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	521,945

		$5,573,054

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 17.3%
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	$500	$574,875
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,276,919
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,348,490
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,528,890
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,995,455
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	827,813

		$7,552,442

Insured-Hospital — 5.7%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$284,550
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,528,545
Lorain County, (Catholic Healthcare Partners), (AGM), 18.213%, 2/1/29(1) (2) (3)	485	662,937

		$2,476,032

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,230	$200,773

		$200,773

Insured-Transportation — 7.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$683,316
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,285,350
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,305,820

		$3,274,486

Lease Revenue/Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$579,970

		$579,970

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,027,450
Summit County Port Authority, 5.00%, 12/1/31	445	510,655

		$1,538,105

Senior Living/Life Care — 0.9%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$403,504

		$403,504

Special Tax Revenue — 2.4%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$214,738
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	340,750
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	173,130
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	190,499
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	129,391

		$1,048,508

Water and Sewer — 5.3%
Cincinnati, Water System Revenue, 5.00%, 12/1/37	$1,250	$1,450,125
Hamilton County, Sewer System, 5.00%, 12/1/32	750	851,512

		$2,301,637

Total Tax-Exempt Investments — 147.7% (identified cost $57,142,551)		$64,577,110

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.0)%		$(22,725,223)

Other Assets, Less Liabilities — 4.3%		$1,864,689

Net Assets Applicable to Common Shares — 100.0%		$43,716,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 18.1% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $662,937 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2013.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	18 U.S. 30-Year Treasury Bond	Short	$(2,587,652)	$(2,588,063)	$(411)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $411.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,049,285

Gross unrealized appreciation	$7,582,470
Gross unrealized depreciation	(54,645)

Net unrealized appreciation	$7,527,825

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,577,110	$—	$64,577,110
Total Investments	$—	$64,577,110	$—	$64,577,110

Liability Description
Futures Contracts	$(411)	$—	$—	$(411)
Total	$(411)	$—	$—	$(411)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013